Shareholders' equity (Details) (USD $) In Thousands	9 Months Ended
Sep. 30, 2011
Shareholders' equity [Abstract]
Common shares authorized for repurchase (in shares)	10,000
Common shares that remain available for repurchase (in shares)	5,257
Number of shares repurchased during the period (in shares)	940
Cost of shares repurchased during the period	$ 23,620